Investment in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 127,939	$ 132,629
Cumulative share of income	1,323,898	1,186,900
Cumulative share of distributions	(1,145,438)	(1,033,087)
Equity method investments	306,399	286,442
Cost method investments	15,330	15,330
Total investments in unconsolidated entities	321,729	301,772	179,921
Equity in earnings of unconsolidated entities	131,965	132,714	92,867
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	71,800	78,400	67,200
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current	733,133	520,804
Due from affiliates	303,322	408,735
Property and other	2,345,562	2,080,436
Total assets	3,382,017	3,009,975
Equity method investments, combined liabilities and equity
Current liabilities	407,073	355,167
Deferred credits	175,516	89,198
Long-term liabilities	29,342	31,605
Long-term capital lease obligations	1,722	707
Partners' capital and shareholders' equity	2,768,364	2,533,298
Total liabilities and equity	3,382,017	3,009,975
Equity method investments, combined income statements
Revenues	6,700,266	6,239,200	5,825,150
Operating expenses	5,063,925	4,492,372	4,381,731
Operating income	1,636,341	1,746,828	1,443,419
Other income, net	6,741	4,019	7,190
Net income	$ 1,643,082	$ 1,750,847	$ 1,450,609